Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Applicable tax rate	27.00%	26.00%
Net loss before income taxes	$ (26,953)	$ (6,477)
Expected tax recovery at 27.00% (2017 – 26.00%)	(7,277)	(1,684)
Non-deductible expenses	1,009	362
Investment tax credits earned	(2,439)	(1,300)
Foreign tax rate differences	227	(1,341)
Change in unrecognized deductible temporary differences	8,531	3,997
Other	319	1,537
Total income tax expense	$ 370	$ 1,571